Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning of period	$ 7.5	$ 7.8	$ 9.9
Additions for tax positions of prior years		0.3	0.1
Reductions for tax positions of prior years	(1.8)	(0.2)	(1.9)
Reduction for lapse of applicable statutes of limitations	(1.9)	(0.4)	(0.3)
End of period	$ 3.8	$ 7.5	$ 7.8